Government Assistance	12 Months Ended
Dec. 31, 2021
Government Assistance
Government Assistance

6.Government Assistance

Australian Business Wage Subsidies

The Australian government introduced programs to support Australian businesses whose revenues were impacted by the COVID-19 pandemic. The government is providing wage subsidies to qualifying companies of approximately AUD$750 per employee per week. For the year ended December 31, 2021, the Company determined that it qualified for the subsidies and submitted claims for $208,077 (2020 – $2,017,189 and 2019 - nil) for the Australian Business Wage Subsidies, which has been received and recognized as a reduction to the related payroll expenses in the consolidated statements of loss and comprehensive loss.

Canadian Emergency Wage Subsidy (“CEWS”) and Canadian Emergency Rent Subsidy (“CERS”)

The Canadian government introduced programs to support Canadian businesses whose revenues were impacted by the COVID- 19 pandemic. The government is providing wage and rent subsidies to eligible companies based on percentage decrease in revenue per eligible periods. For the year ended December 31, 2021, the Company determined it was not qualified for these subsidies and no claims were submitted for CEWS (2020 – $111,529 and 2019 - nil) and for CERS (2020 – $6,725 and 2019 - nil).

U.S. Employee Retention Credit Program

During the year ended December 31, 2021, the Company determined it was qualified for the U.S. Employee Retention Credit. This program provides the Company with a refundable tax credit against certain employment taxes equal to 50% of the qualified wages. The Company received $1,453,735 of which $917,759 was recognized as a reduction to operating expenses against related salary costs and $535,976 was a reduction to cost of sales in the consolidated statements of loss and comprehensive loss.

U.S. Paycheck Protection Program Loan

During the year ended December 31, 2021, no loan was received relating to the U.S. Paycheck Protection Program Loan. On April 24, 2020, the Company received a loan for $2,159,000 under the U.S. Small Business Administration Paycheck Protection Program through BMO Harris Bank at an interest rate of 1% maturing in two years. Principal and interest are due beginning seven months from the date of the note. Generally, the loan will be forgiven if utilized for payment of qualifying expenses during the 24-week period that begins at the origination date of the loan. As at December 31, 2020, the balance of $260,230 was unutilized and reported as long-term debt of which $214,307 was recorded as current portion. Refer to note 10.

For the year ended December 31, 2020, the Company determined that it qualified for the subsidies and submitted claims for the three COVID-19 related government support programs described above for a total of subsidy of $4,034,313, which has been received. Of the subsidies amount received, $1,203,327 was recognized as a reduction to operating expenses against related salary costs and other expenses in the consolidated statement of loss and comprehensive loss during the year ended December 31, 2020, and $2,830,986 as a reduction to cost of sales during the year ended December 31, 2020.

As at December 31, 2021, the consolidated statement of financial position included assistance receivable of $574,703 (2020 - $68,496) in trade and other receivables. There was no government assistance recorded during year ended December 31, 2019.